Loans from banks and other financial institutions (Narrative) (Details) € in Millions, ₪ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 06, 2021 ILS (₪)	Jul. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€) Loan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) Loan	Jan. 31, 2023 USD ($)	Dec. 22, 2022 USD ($)
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit from banks				$ 350
Bank Hapoalim Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility							$ 74
Bank Leumi Le Israel Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility								$ 43
Pupin windfarm project in Serbia [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount			€ 91.4			$ 101
Parallel loans | Loan			45.7			45.7
Borrowings, interest rate basis			Interest - The interest on the loan includes a margin of 3.3% above the base interest rate set for the loan, which is the 3-month Euribor rate. The company hedged approximately 70% of the total base interest rate commitment through an Interest Rate Swap (IRS) contract for a period of 15.5 years. The interest rate after fixing the Euribor interest rate is (fixed base + margin) 6.3%.
ADSCR for default			1.05			1.05
ADSCR for distribution			1.15			1.15
Raaba Flow and Raaba ACDC projects in Hungary [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount				$ 35	$ 0
Borrowings, interest rate basis			Interest - The interest on the loan includes a margin of 3.15% for Raaba ACDC and 3.25% for Raaba Flow above the base interest rate set for the loan, which is the 3-month EURIBOR rate. The company hedged approximately 70% of the total base interest rate commitment through an Interest Rate Swap (IRS) contract until maturity date. The interest rate after fixing the 3 months EURIBOR interest rate is 2.908% for Raaba ACDC and 2.809% for Raaba Flow.	70% of the loan – 6.1% 30% of the loan - 3M Euribor plus 3.15%-3.25%.
Percentage of hedged total base interest rate commitment				70.00%
ADSCR for default			1.1			1.1
Raaba ACDC project (“Facility A”) [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount | €			€ 11.7
Balloon repayment | €			€ 27.9
Interest on loan			3.15%			3.15%
Interest rate after fixing the 3 months EURIBOR			2.908%			2.908%
ADSCR for distribution			1.1			1.1
Raaba Flow (Tapolca) project (“Facility B”) [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount | €			€ 25.9
Balloon repayment | €			€ 40.9
Interest on loan			3.25%			3.25%
Interest rate after fixing the 3 months EURIBOR			2.809%			2.809%
ADSCR for distribution			1.2			1.2
Atrisco PV + Storage [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount				$ 115	212
Borrowings, interest rate basis		interest rate (fixed base + margin) of 5.6% to 5.9%		5.4%-5.9%
Definitive construction facility agreement value		$ 401			300
Term loan financing		185			107
Tax equity financing		$ 217			$ 198
Mini-perm Term		5 years			5 years
Amortization Period		20 years			23 years
Atrisco PV + Storage [Member] | Bottom of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Interest on loan					5.40%
Atrisco PV + Storage [Member] | Top of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Interest on loan					5.90%
Israeli Banking Corporations [Member] | Bottom of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Percentage of USD interest rate	2.00%
Israeli Banking Corporations [Member] | Top of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Percentage of USD interest rate	2.20%
Israeli Banking Corporations [Member] | Bank Hapoalim Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility | ₪	₪ 250
Israeli Banking Corporations [Member] | Bank Leumi Le Israel Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility | ₪	₪ 150